Other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2022
Other Income, Nonoperating [Abstract]
Schedule of Other Nonoperating Income, by Component

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Government grants	10,346	20,879	31,531	4,571
Impairment for long-term investments (Note 8)	(39,181)	(25,370)	(6,726)	(975)
Impairment for loan receivables (Note 4)	(4,500)	(528)	(705)	(102)
Income from ADR profit-sharing program	2,257	2,111	2,207	320
Others	264	—	11	2

Total	(30,814)	(2,908)	26,318	3,816